Related party transactions (Tables)	3 Months Ended
Jun. 30, 2023
Related party transactions.
Summary of Related party transactions

Transactions with related parties

In addition to the transactions and balances detailed elsewhere in these financial statements, the Group had the following material transactions with related parties during the periods:

	For the six months ended June 30,
(Euro thousands)	2024	2023
(i) Sales of goods
Handsome Corporation (1)	730	871
Itochu Corporation (1)	—	617
Total sales of goods	730	1,488
(ii) Rental expenses
Shanghai Fosun Bund Property Co., Ltd. (3)	162	603
(iii) Other service expenses
Baozun Hong Kong Investment Limited (1)	723	772
(iv) Interest expenses
Meritz Securities Co., Ltd. (1)	5,224	2,209
Fosun International Limited (1)	1,869	—
Shanghai Fosun High Technology (Group) Co., Ltd. (2)	504	517
FPI (US) 1 LLC (2)	110	—
Fosun JoyGo (HK) Technology Limited (2)	2	—
Shanghai Fosun High Technology Group Finance Co., Ltd. (2)	—	101
Total interest expenses	7,709	2,827

	For the six months ended June 30,
(Euro thousands)	2024	2023
(v) Proceeds of related-party loan
Fosun International Limited	58,127	—
FPI (US) 1 LLC	2,790	—
Shanghai Fosun High Technology Group Finance Co., Ltd.	576	—
Meritz Securities Co., Ltd.	—	46,538
Total proceeds of related-party loan	61,493	46,538
(vi) Repayments of related-party loan
Meritz Securities Co., Ltd.	11,090	—
Fosun JoyGo (HK) Technology Limited	1,107	—
Shanghai Fosun High Technology Group Finance Co., Ltd.	—	2,007
Total repayments of related-party loan	12,197	2,007
(vii) Purchase of trademarks
Itochu Corporation	—	26,672
(viii)Royalty received in advance
Itochu Corporation	—	4,731
(ix) Royalty
Itochu Corporation	1,876	70
Handsome Corporation	1,503	1,550
Total royalty	3,379	1,620

Balances with related parties

	At June 30,	At December 31,
(Euro thousands)	2024	2023
(i) Borrowings
Fosun International Limited	73,372	15,245
Meritz Securities Co., Ltd.	17,820	21,612
Shanghai Fosun High Technology (Group) Co., Ltd.	10,040	9,787
FPI (US) 1 LLC	2,790	—
Shanghai Fosun High Technology Group Finance Co., Ltd.	1,429	829
Fosun JoyGo (HK) Technology Limited	—	1,081
Total borrowings	105,451	48,554
(ii) Other current liabilities
Meritz Securities Co., Ltd.	58,649	63,320
Fosun International Limited	2,290	420
Shanghai Fosun Bund Property Co., Ltd.	2,050	1,837
Shanghai Yu Garden Group and its subsidiaries	1,358	1,358
Baozun Hong Kong Investment Limited	1,264	1,851
Shanghai Fosun Industry Investment Co., Ltd.	992	987
Shanghai Fosun High Technology (Group) Co., Ltd.	396	384
Fosun Holdings Limited	280	271
FPI (US) 1 LLC	110	—
Shanghai Fosun High Technology Group Finance Co., Ltd.	3	2
Fosun JoyGo (HK) Technology Limited	—	5
Total other current liabilities	67,392	70,435
(iii) Other current assets
Fosun International Limited	260	252
(iv) Other non-current liabilities
Itochu Corporation	4,345	4,753
Shanghai Fosun High Technology (Group) Co., Ltd.	2,307	1,757
Total other non-current liabilities	6,652	6,510
(v) Trade receivable
Itochu Corporation	1,749	84
Handsome Corporation	8	66
Total trade receivable	1,757	150

Notes：

(1)	One of the shareholders of the Group.
(2)	Subsidiaries of Fosun International Limited.
(3)	Joint venture of Fosun International Limited.